Capital Stock	12 Months Ended
Mar. 31, 2025
Capital Stock [Abstract]
CAPITAL STOCK

15. CAPITAL STOCK

Ordinary	Shares

We were incorporated as a Cayman Islands business company under the laws of the Cayman Islands on July 25, 2022. At incorporation, we were authorized to issue a maximum of 50,000,000 shares consisting of 50,000,000 ordinary shares, par value US$0.0001 each. By the adoption of the written resolutions of the shareholders and written resolutions of the directors dated November 8, 2023, the Company’s authorized share capital was increased to US$51,000. On November 8, 2023, the Company effected a stock split whereby each 3 issued and outstanding ordinary share were divided into 8 ordinary share. As a result of the share split, there were 30,000,000 ordinary shares issued and outstanding, par value of US$0.0000375 each. After Listing, there are additional 1,400,000 ordinary shares issued and outstanding which in total 31,400,000 ordinary shares issued and outstanding as at 24 Jan 2024. As of December 10, 2024, every 10 shares of the Company’s issued and outstanding Ordinary Shares were combined into one issued and outstanding Ordinary Share. The total number of authorized Ordinary Shares were reduced from 31,400,000 to 3,140,000, and the par value changed to $0.000375 per share. As of March 31, 2025, 3,761,701 ordinary shares were issued and outstanding.